Leasing arrangements - leasee	12 Months Ended
Dec. 31, 2022
Presentation of leases for lessee [abstract]
Leasing arrangements - leasee
14.
Leasing arrangements – lessee
a)
The Group leases various assets, including land, buildings, machinery and equipment, and others. Lease agreements are typically made for periods of 2 to 30 years. For machinery and equipment, lease agreements are between 2 to 3 years. For land, lease agreements are between 10 to 30 years. Lease terms are negotiated on an individual basis and contain a wide range of different terms and conditions. The lease agreements do not impose covenants, but leased assets may not be used as security for borrowing purposes.
b)
The carrying amount of right-of-use assets and the depreciation expenses are as follows:

	December 31, 2021	December 31, 2022
	Carrying amount	Carrying amount
	NT$000	NT$000
Land	616,458	630,969
Buildings	10,946	8,214
Machinery and equipment	204,484	257,196
Others	3,917	2,613
	835,805	898,992

	Year ended December 31,
	2020	2021	2022
	Depreciation expenses	Depreciation expenses	Depreciation expenses
	NT$000	NT$000	NT$000
Land	20,938	20,486	21,904
Buildings	7,819	9,870	10,861
Machinery and equipment	46,225	247,090	194,059
Others	1,544	1,634	1,997
	76,526	279,080	228,821

c)
For the years ended December 31, 2021 and 2022, additions to right-of-use assets were NT$433,768 thousand and NT$308,550 thousand, respectively.
d)
The information on profit or loss accounts relating to lease contracts is as follows:

	Year ended December 31,
	2020	2021	2022
	NT$000	NT$000	NT$000
Items affecting profit or loss
Interest expense on lease liabilities	13,442	15,245	14,556
Expense on short-term lease contracts	202,782	143,791	95,213

e)
For the years ended December 31, 2020, 2021 and 2022, the Group’s total cash outflow for leases were NT$274,727 thousand, NT$448,290 thousand and NT$333,133 thousand, respectively.